Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Current:
Federal	$ 147.8	$ 265.4	$ 262.1
Foreign	4.7	4.2	6.1
State and local	17.9	22.9	20.5
Deferred:
Federal	2.3	(13.9)	(15.6)
Foreign	0.5	2.4	0.9
State and local	4.9	3.5	(0.9)
Total income tax expense	$ 178.1	$ 284.5	$ 273.1